INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Years ended December 31,	2015	2014	2013

Loss for the year	$180,846	$1,162,625	$20,106,911

Recovery of income tax at statutory tax rate	61,488	395,293	6,836,350
Foreign tax rate differential	(53,894)	(59,081)	(3,522,620)
Items not subject to tax	256,993	-	(1,884,045)
Expenses not deductible for tax	(667)	(113)	(42,936)
Capital loss on sale of subsidiary	2,809,770	4,876,036	-
Others	(236,157)	(176,765)	649,198
Change in valuation allowance	(2,837,533)	(5,035,370)	(2,035,945)
	-	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
As at December 31,	2015	2014	2013
Deferred tax asset
Non-capital loss carryforwards	$4,685,529	$4,661,550	$4,576,065
Capital loss carryforwards	8,683,468	5,873,698	-
Investments	-	-	960,957
Capital assets	62,700	62,385	10,101
Others	163,899	160,429	175,567
Total:	$13,595,596	$10,758,061	$5,722,690
Valuation allowance	(13,595,596)	(10,758,062)	(5,722,690)

Summary of Operating Loss Carryforwards [Table Text Block]
2025	$97,637
2026	223,603
2027	1,874,027
2028	3,340,280
2029	406,098
2030	952,212
2031	1,552,580
2032	1,482,729
2033	864,640
2034	667,373
2035	520,362
Total:	$11,981,541

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	2015	2014	2013
Unrecognized tax benefit - January 1	$213,309	$213,309	-

Gross increases - tax positions in prior period	-	-	$213,309
Gross decreases - tax positions in prior period	-	-	-
Gross increases - tax positions in current period	-	-	-
Settlement	-	-	-
Lapse of statute of limitation	-	-	-
Unrecognized tax benefit - December 31	$213,309	$213,309	$213,309